Reverse Recapitalization - Additional Information (Detail) $ / shares in Units, € in Thousands			12 Months Ended
	Dec. 14, 2022 EUR (€)	Dec. 14, 2022 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)
Disclosure of Reverse Recapitalization [Line Items]
Par value per share of shares issued under share based payments transactions		$ 9.9
Listing and associate expenses recognised in profit or loss | €				€ 1,570
Listing And Associate Expenses Netted Against Equity | €				9,650
Par value per share			$ 0.000001
Issue of equity | €					€ 117,215
Expense from share based payment transactions | €	€ 74,540
LGHL ordinary shares [Member]
Disclosure of Reverse Recapitalization [Line Items]
Par value per share			1
PCAC [Member]
Disclosure of Reverse Recapitalization [Line Items]
Par value per share of shares issued under share based payments transactions		$ 9.9
Listing And Associate Expenses Netted Against Equity | €				11,220
Reverse recapitalization costs | €				85,760
Expense from share based payment transactions | €	€ 74,540			€ 74,540
PCAC [Member] | LGHL ordinary shares [Member]
Disclosure of Reverse Recapitalization [Line Items]
Number of shares issued | shares		15,327,225
Issue of equity | $		$ 153,270,000
Effect of share subdivision as part of reverse recapitalization [Member] | LGHL ordinary shares [Member]
Disclosure of Reverse Recapitalization [Line Items]
Par value per share			$ 0.000001
Stockholders' equity note stock split, conversion ratio			1,000,000:1 basis
Stock issued during period shares, stock splits | shares			1,000,000
Effect of share redesignation as part of reverse recapitalization [Member]
Disclosure of Reverse Recapitalization [Line Items]
Share capital authorized | $			$ 50,000
Effect of share redesignation as part of reverse recapitalization [Member] | LGHL convertible preference shares [Member]
Disclosure of Reverse Recapitalization [Line Items]
Par value per share			$ 0.000001
Stock issued during period shares, stock splits | shares			1
Effect of share redesignation as part of reverse recapitalization [Member] | LGHL ordinary shares [Member]
Disclosure of Reverse Recapitalization [Line Items]
Par value per share			$ 0.000001
Stock issued during period shares, stock splits | shares			49,984,999,999
Non voting shares [Member] | Effect of share redesignation as part of reverse recapitalization [Member]
Disclosure of Reverse Recapitalization [Line Items]
Par value per share			$ 0.000001
Stock issued during period shares, stock splits | shares			15,000,000